SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Deferred Tax Assets
Allowance for doubtful Accounts			$ 1,000
Investment in Plane Cos LLC			44,000
Net operating loss carryforwards	18,398,000		11,521,000
Intangible	530,000		626,000
Interest expense limitations	2,484,000		659,000
Other	47,000		15,000
Net deferred tax assets	21,459,000		12,866,000
Property and equipment depreciation	(25,000)		(74,000)
Valuation allowance	(21,738,000)		(13,096,000)
Total deferred tax liabilities	(21,763,000)		(13,170,000)
Net deferred tax assets (liabilities)	$ (305,000)		$ (305,000)
M2i Global Inc [Member]
Deferred Tax Assets
Temporary differences
Permanent differences				(1,000)
Net operating loss carryforwards		1,270,500		444,000
Net deferred tax assets
Valuation allowance		$ (1,270,500)		$ (443,000)